REVENUE - Narrative (Details) ozt in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) customers lb ozt $ / ounce $ / pound	Dec. 31, 2021 USD ($) lb ozt $ / ounce $ / pound
Disclosure of major customers [line items]
Number of customers who accounts for more than ten percent of revenue | customers	4
Minimum percentage of entity revenue for major customers	10.00%
Gold
Disclosure of provisional metal sales
Percentage of composition of principal product (as percent)	90.00%
Volumes subject to final pricing Copper (millions) Gold (000s) | ozt	42	41
Impact on net income before taxation of 10% movement in market price	$ 8	$ 8
Average price of sales subject to final settlement | $ / ounce	1,824	1,819
Percent change in commodity prices used for sensitivity analysis	10.00%
Copper
Disclosure of provisional metal sales
Volumes subject to final pricing Copper (millions) Gold (000s) | lb	60	45
Impact on net income before taxation of 10% movement in market price	$ 23	$ 20
Average price of sales subject to final settlement | $ / pound	3.80	4.34
Percent change in commodity prices used for sensitivity analysis	10.00%
Customer 1 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	23.00%
Customer 2 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	14.00%
Customer 3 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%
Customer 4 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%